Long-term debt (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Long-term Debt 1	$ 544
Long-term Debt 2	9.49%
Long-term Debt 3	17,394
Long-term Debt 4	22,024
Long-term Debt 5	21,928
Long-term Debt 6	$ 29,447